Debt - Narrative (Details) - USD ($) $ in Thousands			4 Months Ended
	Jun. 15, 2022	Feb. 23, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt		$ 951,000	$ 968,000	$ 0
Total principal debt			924,000	0
Super Senior Secured Credit Facility Due 2026
Debt Instrument [Line Items]
Debt instrument, debt default, percentage		3.00%
Make-whole premium payable period		3 years
Exit fee		$ 5,000
Debt premium		$ 4,000
Super Senior Secured Credit Facility Due 2026 | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		7.00%
Term Loan Facility
Debt Instrument [Line Items]
Debt premium			$ 4,000	0
Line of Credit | Super Senior Secured Credit Facility Due 2026 | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 175,000
Line of Credit | Super Senior Secured Credit Facility Due 2026 | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		125,000
Line of credit facility, unused capacity, commitment fee percentage			2.80%
Unsecured notes | Unsecured convertible notes
Debt Instrument [Line Items]
Total debt		$ 50,000
Basis spread on variable rate (as a percent)		6.00%
Convertible note value as a percentage of fully-diluted ordinary shares			5.00%
Unsecured notes | Unsecured convertible notes | Three Month US LIBOR
Debt Instrument [Line Items]
Long-term debt, floating rate, duration			3 months
Secured Debt
Debt Instrument [Line Items]
Total principal debt			$ 874,000	0
Secured Debt | Super Senior Secured Credit Facility Due 2026
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 300,000
Secured Debt | Term Loan Facility
Debt Instrument [Line Items]
Total principal debt			175,000	0
Exit fee			5,000	0
Secured Debt | Pari Passu Facility
Debt Instrument [Line Items]
Total principal debt		50,000
Secured Debt | Second Lien Facility
Debt Instrument [Line Items]
Total debt		$ 683,000
Basis spread on variable rate (as a percent)		12.50%
Total principal debt			699,000	0
Debt instrument, debt default, percentage	5.00%	5.00%
Exit fee		$ 35,000	$ 35,000	$ 0
Interest costs capitalized	$ 14,000
Secured Debt | Second Lien Facility | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		5.00%
Secured Debt | Second Lien Facility | Pay-If-You-Can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		7.50%